EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
EXPENSES BY NATURE
Employee benefits	$ 207.0	$ 383.7	$ 1,308.1	$ 1,022.5
Transfer and disposal costs	161.3	314.6	1,002.0	873.5
Interest and other finance costs	127.4	242.2	597.6	532.2
Depreciation of property and equipment	66.3	178.2	810.6	465.3
Amortization of intangible assets	40.9	127.5	427.0	334.1
Other expense	61.9	116.9	408.1	286.5
Transaction costs	42.4	103.7	60.1	65.5
IPO transaction costs			46.2
Acquisition, rebranding and other integration costs	8.8	13.0	11.4	36.4
Unbilled revenue reversal			0.0	31.6
Maintenance and repairs	31.9	65.6	244.1	183.8
Fuel costs	35.2	64.8	159.0	155.9
(Gain) loss on foreign exchange	16.6	39.6	(37.3)	(48.9)
Share-based payments	18.8	2.0	37.9	14.5
Loss (gain) on sale of property and equipment	(0.1)	4.7	4.6	1.2
Mark-to-market loss on Purchase Contracts	0.0	0.0	449.2	0.0
Impairment and other charges			21.4
Deferred purchase consideration	1.0	1.0	2.0	2.0
Total expenses by nature	$ 819.4	$ 1,657.5	$ 5,552.0	$ 3,956.1